Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of Issued Capital and Authorized Shares, All Registered and Without Par Value

	Value		Quantity
Description	Company’s capital	Advance for future capital increase (a)	Common shares	Preferred shares

At December 31, 2022	2,313,941	61	928,965,058	335,623,408
Capital payment	880	(880)	—	—
Share-based payment	—	1,608	—	124,388
At December 31, 2023	2,314,821	789	928,965,058	335,747,796
Capital payment	807	(807)	—	—
Share-based payment	—	18	—	3,000
At December 31, 2024	2,315,628	—	928,965,058	335,750,796

(a)Advance for future capital increase.

Company shareholding structure
The Company’s shareholding structure is presented below:

	December 31, 2024			December 31, 2023
Shareholder	Common shares	Preferred shares	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	2.2%	4.5%	67.0%	2.2%	4.5%
Shareholders Trip (a)	33.0%	1.8%	2.9%	33.0%	4.0%	5.0%
United Airlines Inc	—%	5.5%	5.4%	—%	8.0%	7.8%
Others (b)	—%	90.4%	87.1%	—%	85.7%	82.6%
Treasury shares	—%	0.1%	0.1%	—%	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.
(b)Such balances refer to the “Black Rock” and “Other” lines disclosed on December 31, 2023.

Schedule of Treasury Shares

Description	Number of shares	Amount paid	Average cost (in R$)

At December 31, 2022	349,999	10,204	29.15
Repurchase	591,866	6,826	11.53
Transfers	(441,866)	(7,989)	—
At December 31, 2023	499,999	9,041	18.08
Repurchase	210,000	2,596	12.36
Alienation	(4,125)	(69)	—
Transfers	(441,379)	(7,234)	—
At December 31, 2024	264,495	4,334	16.39